Going Concern (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2016	Apr. 30, 2015	Jul. 31, 2015	Jul. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (427,091)	$ (508,516)	$ (1,661,397)	$ (1,511,397)	$ (2,178,676)	$ (1,372,360)
Cash flow from operations			(833,506)	$ (831,777)	(1,140,506)	$ (794,109)
Working capital			$ (1,447,443)		$ (642,122)